Unaudited Condensed Consolidated Statements of Stockholders’ Deficit (Parentheticals)	3 Months Ended	12 Months Ended
	Mar. 29, 2026	Dec. 28, 2025
Statement of Stockholders' Equity [Abstract]
Senior unsecured convertible notes for shares of common stock	7.00%	7.00%